Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) £ in Millions, $ in Millions	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 78,881		£ 82,666
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	15,803		14,521
Gross carrying/ nominal amount | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	148,476		124,640
Financial assets and off-balance sheet loan commitments	487,895		460,163
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	487,895		460,163
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	339,419		335,523
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | – assets held for sale | IFRS 9
Disclosure of financial assets [line items]
Financial assets	3,473		2,591
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	79,551		83,524
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	79,551		83,524
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	15,806		14,524
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	15,806		14,524
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	244,062		237,475
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	244,062	$ 244,062	237,475	$ 237,475
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	96,155		119,184
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | IFRS 9
Disclosure of financial assets [line items]
Financial assets | $		56,861		32,675
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	68,408		53,612
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	14,953		12,226
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	61,073		49,862
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	52,547	52,547	46,649	46,649
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	11,574		6,776
Gross carrying/ nominal amount | Loans and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	145,623		121,764
Gross carrying/ nominal amount | Loans and other credit-related commitments | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	145,621		121,764
Gross carrying/ nominal amount | Financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,855		2,876
Allowance for ECL | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	(50)		(58)
Financial assets and off-balance sheet loan commitments	(729)		(925)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(729)		(925)
Allowance for ECL | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(679)		(867)
Allowance for ECL | Debt instruments measured at amortised cost | – assets held for sale | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(3)		(3)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(670)		(858)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(670)		(858)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)		(3)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(3)		(3)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(6)		(6)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(6)	(6)	(6)	(6)
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	0		0
Allowance for ECL | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	0		0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	0		0
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost | IFRS 9
Disclosure of financial assets [line items]
Financial assets	(3)		(3)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(26)	$ (26)	(22)	$ (22)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | – assets held for sale
Disclosure of financial assets [line items]
Financial assets	0		0
Allowance for ECL | Loans and other credit-related commitments | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	(46)		(49)
Allowance for ECL | Financial guarantees | IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	£ (4)		£ (9)